Schedule of Investments
PRIMECAP Odyssey Aggressive Growth Fund
January 31, 2024 (Unaudited)

Shares		Value
	COMMON STOCKS - 97.4%
	Communication Services - 6.6%
720,050	Alphabet, Inc. - Class A (a)	$100,879,005
601,340	Alphabet, Inc. - Class C (a)	85,270,012
962,500	Baidu, Inc. - ADR (a)	101,360,875
96,000	Electronic Arts, Inc.	13,207,680
631,000	IMAX Corp. (a)	8,815,070
70,350	Live Nation Entertainment, Inc. (a)	6,250,597
520,528	Madison Square Garden Entertainment Corp. - Class A (a)	17,354,403
32,300	Meta Platforms, Inc. - Class A (a)	12,601,522
16,900	Netflix, Inc. (a)	9,533,459
1,313,900	Pinterest, Inc. - Class A (a)	49,231,833
92,500	Snap, Inc. - Class A (a)	1,469,825
570,528	Sphere Entertainment Corp. - Class A (a)	20,185,281
92,800	T-Mobile US, Inc.	14,962,144
5,458,000	WildBrain Ltd. - CAD (a)	5,399,338
157,969	ZoomInfo Technologies, Inc. (a)	2,533,823
		449,054,867

	Consumer Discretionary - 11.9%
1,253,500	Alibaba Group Holding Ltd. - ADR	90,465,095
171,500	Amazon.com, Inc. (a)	26,616,800
65,830	Boot Barn Holdings, Inc. (a)	4,722,644
91,300	Burlington Stores, Inc. (a)	17,451,995
207,937	Capri Holdings Ltd. (a)	10,134,849
766,300	CarMax, Inc. (a)	54,545,234
8,000	Darden Restaurants, Inc.	1,300,640
2,600	Deckers Outdoor Corp. (a)	1,959,698
1,750	Duolingo, Inc. (a)	313,057
233,240	eBay, Inc.	9,579,167
4,186,609	Entain PLC - GBP	50,994,514
46,600	Etsy, Inc. (a)	3,101,696
3,000	Five Below, Inc. (a)	538,380
22,700	Flutter Entertainment PLC - GBP (a)	4,659,308
99,000	Gildan Activewear, Inc.	3,267,990
846,100	GrowGeneration Corp. (a)	1,954,491
658,645	iRobot Corp. (a)	8,957,572
352,300	Mobileye Global, Inc. - Class A (a)	9,110,478
1,039,565	Norwegian Cruise Line Holdings Ltd. (a)	18,504,257
146,070	Ollie's Bargain Outlet Holdings, Inc. (a)	10,506,815
35,000	Restaurant Brands International, Inc.	2,732,800
68,160	Rivian Automotive, Inc. - Class A (a)	1,043,530
737,500	Royal Caribbean Cruises Ltd. (a)	94,031,250
2,111,450	Sony Group Corp. - ADR	206,394,237
290,200	Tapestry, Inc.	11,256,858
718,650	Tesla, Inc. (a)	134,595,958
23,970	Ulta Beauty, Inc. (a)	12,034,139
108,400	Victoria's Secret & Co. (a)	2,823,820
3,095,450	XPeng, Inc. - ADR (a)	25,785,099
		819,382,371
	Consumer Staples - 0.1%
7,000	Dollar General Corp.	924,490
38,100	Performance Food Group Co. (a)	2,769,108
		3,693,598

	Energy - 1.6%
529,350	Coterra Energy, Inc.	13,170,228
131,700	EOG Resources, Inc.	14,986,143
1,026,100	New Fortress Energy, Inc.	34,097,303
8,429,982	Transocean Ltd. (a)	46,027,702
		108,281,376

	Financials - 4.7%
216,700	AssetMark Financial Holdings, Inc. (a)	6,646,189
168,871	CME Group, Inc. - Class A	34,760,407
230,803	Discover Financial Services	24,354,333
351,853	Flywire Corp. (a)	7,519,099
116,700	Galaxy Digital Holdings Ltd. - CAD (a)	835,028
54,600	LPL Financial Holdings, Inc.	13,059,774
525,420	MarketAxess Holdings, Inc.	118,487,464
362,500	Marqeta, Inc. - Class A (a)	2,178,625
258,533	Morgan Stanley	22,554,419
472,470	NMI Holdings, Inc. - Class A (a)	15,081,242
105,500	Progressive Corp. (The)	18,805,375
503,900	Tradeweb Markets, Inc. - Class A	48,067,021
48,850	WEX, Inc. (a)	9,984,451
		322,333,427

	Health Care - 28.4%
31,400	10x Genomics, Inc. - Class A (a)	1,308,438
140,000	Accuray, Inc. (a)	362,600
104,230	Adaptive Biotechnologies Corp. (a)	382,524
993,000	Alkermes PLC (a)	26,860,650
1,901,671	Allogene Therapeutics, Inc. (a)	6,693,882
1,094,200	Amicus Therapeutics, Inc. (a)	13,600,906
100,000	Amylyx Pharmaceuticals, Inc. (a)	1,600,000
706,387	BeiGene Ltd. - ADR (a)	104,707,745
881,839	Biogen, Inc. (a)	217,514,408
1,944,010	BioMarin Pharmaceutical, Inc. (a)	171,228,401
1,368,352	BioNTech SE - ADR (a)	130,048,174
498,800	Boston Scientific Corp. (a)	31,554,088
439,730	Bridgebio Pharma, Inc. (a)	15,078,342
8,613,000	Cerus Corp. (a)	15,589,530
13,950	Charles River Laboratories International, Inc. (a)	3,017,106
630,892	Elanco Animal Health, Inc. (a)	9,299,348
602,594	Eli Lilly & Co.	389,040,712
437,600	Exact Sciences Corp. (a)	28,619,040
4,240,951	FibroGen, Inc. (a)	8,142,626
587,230	Galapagos NV - ADR (a)	22,062,231
695,935	Glaukos Corp. (a)	61,959,093
45,450	Globus Medical, Inc. - Class A (a)	2,399,305
22,490	Guardant Health, Inc. (a)	493,206
1,272,414	Health Catalyst, Inc. (a)	12,431,485
11,310	Illumina, Inc. (a)	1,617,443
183,200	ImmunoGen, Inc. (a)	5,371,424
340,496	Insulet Corp. (a)	64,990,472
1,061,370	LivaNova PLC (a)	51,667,492
10,000	Mereo Biopharma Group PLC - ADR (a)	37,900
46,160	Mural Oncology PLC (a)	202,642
4,233,380	Nektar Therapeutics (a)	2,295,762
101,586	Nurix Therapeutics, Inc. (a)	802,529
594,920	OraSure Technologies, Inc. (a)	4,384,560
19,220	Penumbra, Inc. (a)	4,847,092
1,183,216	PolyPeptide Group AG - CHF (a)	21,718,572
3,788,981	Pulmonx Corp. (a) (b)	50,317,668
185,852	QIAGEN N.V. - EUR (a)	8,063,488
28,586	Repligen Corp. (a)	5,414,188
5,177,110	Rhythm Pharmaceuticals, Inc. (a) (b)	228,362,322
118,800	Roche Holding AG - CHF	33,824,303
50,000	Sage Therapeutics, Inc. (a)	1,282,000
224,100	Shockwave Medical, Inc. (a)	50,702,625
2,189,369	Standard BioTools, Inc. (a)	4,969,868
3,296,448	Wave Life Sciences Ltd. (a)	14,240,655
5,882,857	Xencor, Inc. (a) (b)	110,009,426
774,980	Zentalis Pharmaceuticals, Inc. (a)	9,183,513
		1,948,299,784

	Industrials - 12.2%
1,689,790	AECOM	149,022,580
390,800	Alaska Air Group, Inc. (a)	14,002,364
25,100	Allegiant Travel Co.	1,967,840
4,229,000	American Airlines Group, Inc. (a)	60,178,670
764,900	Array Technologies, Inc. (a)	10,127,276
100,000	Axon Enterprise, Inc. (a)	24,906,000
49,600	Bloom Energy Corp. - Class A (a)	561,472
41,000	Controladora Vuela Compania de Aviacion, S.A.B. de C.V. - ADR (a)	324,720
194,900	Curtiss-Wright Corp.	43,378,893
2,179,697	Delta Air Lines, Inc.	85,313,341
33,500	FedEx Corp.	8,083,215
114,200	Frontier Group Holdings, Inc. (a)	556,154
356,300	GFL Environmental, Inc.	12,103,511
95,600	Gibraltar Industries, Inc. (a)	7,735,952
176,400	Griffon Corp.	10,277,064
296,200	Hertz Global Holdings, Inc. (a)	2,473,270
858,600	Jacobs Solutions, Inc.	115,713,522
1,388,700	JetBlue Airways Corp. (a)	7,373,997
3,125,400	Li-Cycle Holdings Corp. (a)	1,344,235
560,000	Lyft, Inc. - Class A (a)	6,994,400
156,200	Masonite International Corp. (a)	14,378,210
1,002,783	Nextracker, Inc. - Class A (a)	45,395,986
377,400	NN, Inc. (a)	1,739,814
2,600	Old Dominion Freight Line, Inc.	1,016,652
69,600	RXO, Inc. (a)	1,447,680
15,800	Ryanair Holdings PLC - ADR	2,110,880
1,651,000	Southwest Airlines Co.	49,348,390
897,800	Stratasys Ltd. (a)	11,868,916
46,815	Sun Country Airlines Holdings, Inc. (a)	637,152
35,800	TransDigm Group, Inc.	39,117,944
318,200	Uber Technologies, Inc. (a)	20,768,914
1,897,440	United Airlines Holdings, Inc. (a)	78,516,067
62,800	WillScot Mobile Mini Holdings Corp. (a)	2,970,440
40,000	XPO, Inc. (a)	3,417,600
		835,173,121
	Information Technology - 31.0%
134,600	Adobe, Inc. (a)	83,153,188
31,300	Ambarella, Inc. (a)	1,645,128
87,400	Applied Materials, Inc.	14,359,820
2,880,700	Arlo Technologies, Inc. (a)	25,580,616
35,100	ASML Holding N.V. - ADR	30,530,682
3,182,700	Aurora Innovation, Inc. - Class A (a)	9,516,273
37,700	Autodesk, Inc. (a)	9,568,637
974,146	Axcelis Technologies, Inc. (a)	126,687,687
8,995,866	BlackBerry Ltd. (a)	25,098,466
15,026	Broadcom, Inc.	17,730,680
642,200	Credo Technology Group Holding Ltd. (a)	13,171,522
123,099	CrowdStrike Holdings, Inc. - Class A (a)	36,006,457
59,250	CyberArk Software Ltd. (a)	13,833,690
85,000	Dell Technologies, Inc. - Class C	7,044,800
252,541	Descartes Systems Group, Inc. (The) (a)	22,120,066
114,500	DocuSign, Inc. (a)	6,975,340
5,818,000	Flex Ltd. (a)	138,119,320
837,255	FormFactor, Inc. (a)	32,460,376
108,500	Freshworks, Inc. - Class A (a)	2,408,700
20,350	GitLab, Inc. - Class A (a)	1,447,089
567,150	Hewlett Packard Enterprise Co.	8,671,724
184,000	HP, Inc.	5,282,640
91,150	HubSpot, Inc. (a)	55,692,650
4,470,300	indie Semiconductor, Inc. - Class A (a)	27,134,721
90,300	Intuit, Inc.	57,009,099
580,000	Jabil, Inc.	72,668,200
82,400	Jamf Holding Corp. (a)	1,527,696
35,500	Keysight Technologies, Inc. (a)	5,440,730
189,100	KLA Corp.	112,332,964
141,400	Marvell Technology, Inc.	9,572,780
1,521,200	MaxLinear, Inc. (a)	31,671,384
2,954,025	Micron Technology, Inc.	253,307,644
9,600	MongoDB, Inc. (a)	3,844,992
786,167	NetApp, Inc.	68,553,762
182,643	nLIGHT, Inc. (a)	2,370,706
1,648,525	Nutanix, Inc. - Class A (a)	92,647,105
162,880	NVIDIA Corp.	100,215,178
299,600	Okta, Inc. - Class A (a)	24,761,940
188,000	OSI Systems, Inc. (a)	24,069,640
63,300	Palo Alto Networks, Inc. (a)	21,427,683
286,100	PROS Holdings, Inc. (a)	9,847,562
331,923	QUALCOMM, Inc.	49,293,885
143,600	Rapid7, Inc. (a)	7,902,308
5,000	RingCentral, Inc. - Class A (a)	169,450
1,701,910	Splunk, Inc. (a)	261,021,937
107,100	Tenable Holdings, Inc. (a)	5,044,410
500,970	Trimble, Inc. (a)	25,479,334
231,333	Unity Software, Inc. (a)	7,495,189
690,639	Universal Display Corp.	117,249,783
259,800	Western Digital Corp. (a)	14,873,550
552,400	Wolfspeed, Inc. (a)	17,980,620
265,000	Zoom Video Communications, Inc. - Class A (a)	17,121,650
		2,129,141,453

	Materials - 0.8%
111,130	Albemarle Corp.	12,751,056
30,000	Bioceres Crop Solutions Corp. (a)	400,500
54,500	Ingevity Corp. (a)	2,374,020
333,100	Ivanhoe Electric, Inc. (a)	2,784,716
2,865,600	Ivanhoe Mines Ltd. - Class A - CAD (a)	30,074,466
1,242,152	Perimeter Solutions SA (a)	5,887,801
		54,272,559

	Real Estate - 0.1%
136,400	EPR Properties	6,038,428
53,600	Safehold, Inc.	1,064,496
		7,102,924

	TOTAL COMMON STOCKS
	(Cost $3,762,173,895)	$6,676,735,480

	RIGHTS - 0.0%
	Health Care - 0.0%
349,922	ABIOMED, Inc. - CVR (Issue Date 12/23/22) (a) (c) (d)	356,921
10,344,756	Epizyme, Inc. - CVR (Issue Date 8/15/22) (a) (c) (d)	206,895
3,786,300	Mereo BioPharma Group PLC - CVR (Issue Date 4/23/19) (a) (c) (d)	0
		563,816

	TOTAL RIGHTS
	(Cost $0)	563,816

	WARRANTS - 0.0%
	Materials - 0.0%
364,100	Perimeter Solutions SA (Expiration Date 11/8/24) (a) (d)	2,185

	TOTAL WARRANTS
	(Cost $3,641)	2,185

Shares		Value
	SHORT-TERM INVESTMENTS - 2.9%
201,417,390	Dreyfus Treasury Securities Cash Management Fund - Institutional Shares - 5.22% (e)	$201,417,390
	TOTAL SHORT-TERM INVESTMENTS
	(Cost $201,417,390)	201,417,390
	TOTAL INVESTMENTS IN SECURITIES
	(Cost $3,963,594,926) - 100.3%	6,878,718,871
	Liabilities in Excess of Other Assets - (0.3)%	(19,566,495)
	TOTAL NET ASSETS - 100.0%	$6,859,152,376

ADR	American Depository Receipt
CAD	Canadian Dollars
CHF	Swiss Francs
CVR	Contingent Value Rights
EUR	Euros
GBP	British Pound Sterling
(a)	Non-Income Producing
(b)	Considered an affiliated company of the fund as the fund owns 5% or more of the outstanding voting securities of such company.
(c)	Illiquid security
(d)	Fair-valued security
(e)	Rate quoted is seven-day yield at period end.

The Global Industry Classification Standard (GICS ®) was developed by and is the exclusive property of MSCI Inc. and Standard & Poor's Financial Services LLC ("S&P"). GICS is a
service mark of MSCI and S&P and has been licensed for use by the fund's administrator.

Security Valuation

Securities traded on a national securities exchange are valued at the last reported sales price at the close of regular trading on each day the exchanges are open for trading. Securities traded on the National Association of Securities Dealers Automated Quotations (“NASDAQ”) are valued at the NASDAQ Official Closing Price, which may not necessarily represent the last sale price. Non-U.S. traded stocks are valued at the last sale price or official closing price in the primary local market where the stock is traded. Securities traded on an exchange for which there have been no sales are valued at the mean between the bid and ask price. Because trading on most non-U.S. exchanges is normally completed before the close of the New York Stock Exchange, the value of securities traded on foreign exchanges can change by the time the Fund calculates its net asset value per share (“NAV”). To address these changes, the Fund may utilize adjustment factors provided by an independent pricing service to systematically value foreign securities at fair value. These adjustment factors are based on statistical analyses of subsequent movement in securities indices, specific security prices, and exchange rates in foreign markets.

Securities for which quotations are not readily available are valued at their respective fair values as determined in good faith by a valuation committee of the Investment Advisor in accordance with procedures approved by the Trust’s Board of Trustees. Pursuant to those procedures, the Board of Trustees has designated the Investment Advisor as the Fund’s valuation designee responsible for determining whether market quotations are readily available and reliable, and making good faith determinations of fair value when appropriate. In determining fair value, the Fund takes into account all relevant factors and available information.  Consequently, the price of a security used by the Fund to calculate its NAV may differ from quoted or published prices for the same security.  Fair value pricing involves subjective judgments, and there is no single standard for determining a security’s fair value.  As a result, different mutual funds could reasonably arrive at a different fair value for the same security. It is possible that the fair value determined for a security is materially different from the value that could be realized upon the sale of that security or from the values that other mutual funds may determine.

Investments in other funds are valued at their respective net asset values as determined by those funds, in accordance with the 1940 Act.

Valuation Measurements

The Fund has adopted fair valuation accounting standards which establish an authoritative definition of fair value and set forth a hierarchy for measuring fair value.  These standards require additional disclosure about the various inputs and valuation techniques used to develop the  measurements of fair value and a discussion of changes in valuation techniques and related inputs during the period.  These standards define fair value as the price that would be received in the sale of an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date.  The fair value hierarchy is organized into three levels based upon the assumptions (referred to as “inputs”) used to value the asset or liability.  These standards state that “observable inputs” reflect the significant assumptions that market participants would use in valuing an asset or liability based on market data obtained from independent sources.   “Unobservable inputs” reflect the Fund’s own assumptions about the inputs market participants would use to value the asset or liability.

Various inputs are used in determining the value of the Fund’s investments, and the lowest level for any significant input determines leveling.  These inputs are summarized in the three broad levels below:

Level 1 –	Unadjusted quoted prices in active markets for identical securities to which the Trust has access at the date of measurement.
Level 2 –
Other significant observable inputs (including quoted prices for similar or related securities in both active and inactive markets, interest rates, foreign exchange rates, and fair value estimates for foreign securities indices).

Level 3 –	Significant unobservable inputs to the extent observable inputs are unavailable (including the Fund’s own assumptions in determining fair value of investments based on the best available information).

The following table provides the fair value measurements of the Fund assets by level within the fair value hierarchy for the Fund as of January 31, 2024. These assets are measured on a recurring basis.

		Quoted prices	Significant
		in active	other	Significant
		markets for	observable	unobservable
		identical assets	inputs	inputs
Fund	Description	(Level 1)	(Level 2)	(Level 3)	Total

Aggressive	Common Stocks(1)	$6,557,475,295	$119,260,185	$-	$6,676,735,480
Growth Fund	Rights(2)	-	-	563,816	563,816
	Warrants(3)	-	-	2,185	2,185
	Short-Term Investments	201,417,390	-	-	201,417,390
	Total Investments in Securities	$6,758,892,685	$119,260,185	$566,001	$6,878,718,871

(1) Refer to the Fund's Schedule of Investments for the breakdown of major categories.
(2) Health Care
(3) Materials

Following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value.

ABIOMED, Inc. - CVR (Issue Date 12/23/22)
Aggressive
Growth Fund
Balance at October 31, 2023	$356,921
Purchases (Received)	-
Sales (Proceeds)	-
Realized Gain (Loss)	-
Change in Unrealized Appreciation/Depreciation	-
Balance at January 31, 2024	$356,921

During the period ended January 31, 2024, the Fund determined the fair value of ABIOMED, Inc. (“ABIOMED”) CVR considering available information, including the value of ABIOMED stock prior to the issuance of the CVR. The likelihood of receiving payments pursuant to an agreement will depend on achievement of certain milestones.

Epizyme, Inc. - CVR (Issue Date 8/15/22)
Aggressive
Growth Fund
Balance at October 31, 2023	$206,895
Purchases (Received)	-
Sales (Proceeds)	-
Realized Gain (Loss)	-
Change in Unrealized Appreciation/Depreciation	-
Balance at January 31, 2024	$206,895

During the period ended January 31, 2024, the Fund determined the fair value of Epizyme, Inc. (“Epizyme”) CVR considering available information, including the value of Epizyme stock prior to the issuance of the CVR. The likelihood of receiving payments pursuant to an agreement will depend on achievement of certain milestones.

Perimeter Solutions SA (Expiration Date 11/8/24)
Aggressive
Growth Fund
Balance at October 31, 2023	$14,564
Purchases (Received)	-
Sales (Proceeds)	-
Realized Gain (Loss)	-
Change in Unrealized Appreciation/Depreciation	(12,379)
Balance at January 31, 2024	$2,185

During the period ended January 31, 2024, the Fund determined the fair value of Perimeter Solutions SA (Expiration Date 11/8/24) ("Perimeter")
considering available information, including recent sales and closing prices as well as the overall materiality of the position to the Fund.

Other Affiliates

Certain of the Funds’ investments are in companies that are considered to be affiliated companies of a Fund because the Fund owns 5% or more of the outstanding voting securities of the company.
With respect to each such investment, refer to each Fund’s respective Schedule of Investments for the information on the sector of each such company, the number of shares of each such company held, and the percentages of net assets represented by such companies held in each sector. Transactions during the period in securities of these companies were as follows:

PRIMECAP Odyssey Aggressive Growth Fund
		Current Period Transactions

Common Stock	Market Value at October 31, 2023	Purchases at Cost	Proceeds from Securities Sold	Dividend Income	Realized Gain (Loss)	Change in Unrealized Gain (Loss)	Market Value at January 31, 2024
Pulmonx Corp.	$32,935,875	$464,793	$-	$-	$-	$16,917,000	$50,317,668
Rhythm Pharmaceuticals, Inc.	123,983,070	542,239	7,870,754	-	1,870,754	109,837,013	228,362,322
Xencor, Inc.	98,407,239	4,234,851	-	-	-	7,367,336	110,009,426
Total	$255,326,184	$5,241,883	$7,870,754	$-	$1,870,754	$134,121,349	$388,689,416